Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ (26,648)	$ 64,923	$ 118,073	$ 23,505,445
Deferred tax		354,574	$ 6,532
Income tax (benefit) expense	$ (26,648)	$ 419,497